Financial Risk Management - Loss allowances for trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Balance at January 1	$ (57,633)	$ (52,734)
Bad debts	(12,287)	(16,056)
Recoveries	8,098	2,679
Write off	359	5,915
Translation differences and inflation adjustment	953	2,563
Balance at December 31	$ (60,510)	$ (57,633)